RISK MANAGEMENT - Changes in ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (934,541)	$ (999,699)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,109,824	$ 1,305,582
GDP Growth | Optimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(2,871)
GDP Growth | Optimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	61,059
GDP Growth | Optimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	125,375
GDP Growth | Base scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(63,930)
GDP Growth | Base scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	64,316
GDP Growth | Pessimistic scenario | 1% increase
RISK MANAGEMENT
Increase (decrease) in ECL	(114,007)
GDP Growth | Pessimistic scenario | Unchanged
RISK MANAGEMENT
Increase (decrease) in ECL	(50,077)
GDP Growth | Pessimistic scenario | 1% decrease
RISK MANAGEMENT
Increase (decrease) in ECL	$ 14,239